Notes Payable - Additional Information (Detail) (USD $)	12 Months Ended					1 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012	Oct. 15, 2008	May 01, 2007	Jul. 31, 2010 Subordinated Term Loan [Member]	Jul. 30, 2010 Subordinated Term Loan [Member]	Dec. 31, 2012 Term Loan [Member]	Dec. 31, 2012 Swapped Portion Of Term Loan [Member]	Dec. 31, 2012 Real Estate Loan [Member]	Dec. 31, 2011 Real Estate Loan [Member]	Jul. 31, 2010 Granite Creek Partners Agent Llc [Member]	Dec. 31, 2012 Granite Creek Partners Agent Llc [Member]	Jul. 29, 2010 Granite Creek Partners Agent Llc [Member]	Jul. 31, 2011 Rodman and Renshaw [Member]
Notes Payable [Line Items]
Debt Instrument, Periodic Payment, Principal								$ 148,000		$ 10,000
Percentage of Debt Hedged by Interest Rate Derivatives									60.00%
Long term debt maturities, 2013	10,323,000							6,700,000		1,700,000
Description of Interest Rate Cash Flow Hedge Activities	Interest on the 60% interest rate-swapped portion of the Term Loan is payable monthly and determined based on 1-month LIBOR, plus a margin percentage that is based on financial performance. The total interest rate on the swapped portion of the Term Loan was 6.53% at December 31, 2012 and 2011. Interest on the remaining 40% of the Term Loan is also payable monthly and is determined based on 1-month LIBOR (subject to a 2% interest rate floor) plus a margin percentage that is based on financial performance. At December 31, 2012, the total interest rate on the portion of the Term Loan that was not subject to an interest rate hedging relationship was 6.0%. The Term Loan is collateralized by all of the assets of CTI (except CTI's equity interests in CTSAS, of which only 65% is collateral of the Term Loan) and is guaranteed by Cyalume.
Debt Instrument, Interest Rate, Stated Percentage										6.42%	6.42%
Subordinated Borrowing, Interest Rate												11.00%
Debt Instrument, Maturity Date												Mar. 19, 2014
Debt Instrument Convertible Number Of Equity Instrument												2,666,667
Share Price		$ 3.75	$ 2.34										$ 2.1
Debt Conversion, Converted Instrument, Shares Issued															483,046
Debt Instrument, Convertible, Conversion Price														$ 3.19
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							160,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				5.00	5.00		1.50
Adjustment to the fair value of warrants issued in conjunction with issuance of subordinated term loan	94,000	7,000				207,000
Amortization of Debt Discount (Premium)	368,000	294,000				301,000
Servicing Asset at Fair Value, Period Increase (Decrease)	$ 94,000